Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net loss	$ (4,968,276)	$ (27,554,905)	$ (5,827,049)
Other comprehensive income
Foreign currency translation adjustment	59,730	28,527	217,684
Comprehensive loss	(4,908,546)	(27,526,378)	(5,609,365)
Comprehensive loss attributable to non-controlling interests	(133,633)	(33,363)	(385,008)
Comprehensive loss attributable to LGHL ordinary shareholders	$ (4,774,913)	$ (27,493,015)	$ (5,224,357)